Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories
Crude oil and natural gas	$ 2,367	$ 2,272	$ 2,658
Refined products	5,281	5,222	5,792
Chemicals products	1,357	1,033	1,031
Trading inventories	5,500	3,918	4,320
Other inventories	2,627	2,435	2,719
Total	17,132	14,880	16,520
Gross value/Cost
Inventories
Crude oil and natural gas	2,381	2,382	2,658
Refined products	5,326	5,464	5,828
Chemicals products	1,448	1,087	1,089
Trading inventories	5,500	3,918	4,320
Other inventories	3,651	3,372	3,632
Total	18,306	16,223	17,527
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas	(14)	(110)
Refined products	(45)	(242)	(36)
Chemicals products	(91)	(54)	(58)
Other inventories	(1,024)	(937)	(913)
Total	$ (1,174)	$ (1,343)	$ (1,007)	$ (971)
Refining & Chemicals
Main items related to operating activities
Turnover period for petroleum product inventories	2 months